Significant accounting policies - Share-Based Payments (Details)	12 Months Ended
Apr. 03, 2022 type
Disclosure of terms and conditions of share-based payment arrangement [line items]
Types of stock options	2
Service-vested options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period	5 years
Performance-based options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period	4 years